Quarterly Financial Information (Unaudited) - Schedule Of Condensed Cash Flow Statement (Detail) - USD ($)	2 Months Ended	5 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Initial value of Class A ordinary shares subject to possible redemption as revised	$ 0
Change in initial value of Class A ordinary shares subject to possible redemption as revised	0
Previously Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Initial value of Class A ordinary shares subject to possible redemption as revised	237,548,370	$ 224,760,050
Change in initial value of Class A ordinary shares subject to possible redemption as revised	(8,831,870)	(8,831,870)
Restatement Adjustment [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Initial value of Class A ordinary shares subject to possible redemption as revised	(237,548,370)	(224,760,050)
Change in initial value of Class A ordinary shares subject to possible redemption as revised	$ 8,831,870	$ 8,831,870